FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 18	FAIR VALUES AND MEASUREMENTS OF FINANCIAL INSTRUMENTS

The Corporation groups its assets and liabilities measured at fair value into a three-level hierarchy for valuation techniques used to measure assets and liabilities at fair value. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

In instances where inputs used to measure fair value fall into different levels in the above fair value hierarchy, fair value measurements in their entirety are categorized based on the lowest level input that is significant to the valuation. The Corporation’s assessment of the significance of particular inputs to these fair value measurements requires significant management judgment or estimation and considers factors specific to each asset or liability.

The Corporation utilizes a third party pricing service to assist in estimating the fair value of financial instruments. The prices for these instruments are obtained through an independent pricing service or dealer market participants with whom the Corporation has historically transacted both purchases and sales of investment securities. Prices obtained from these sources include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. Management reviews the data and assumptions used in pricing the securities by its third party provider to ensure the highest level of significant inputs are derived from market observable data.

Treasuries are priced through a commonly used industry standard calculating source (Bloomberg); for each holding, the price pulled is the actual market bid price at the exact time of pricing. Non-callable agencies are priced through Bloomberg. Matrixes are collected from primary dealers and used to compile an average matrix. Callable agencies are priced running an industry standard calculating source (Bloomberg) with an Option-Adjusted Spread matrix based on current new issue spreads and adjusted accordingly for premiums and discounts. Municipal securities are priced using a matrix-based method denoting quality and maturity breakdowns. Each municipal is assigned a municipal pricing code. The municipal trading desk creates a monthly municipal pricing matrix that has 51 separate market codes. Each municipal is then priced according to its coupon and the maturity/call dates producing the worst-yield. Fixed-rate and adjustable-rate mortgage-backed securities are priced individually using the Reuters pricing service.

The following table presents information about the Corporation’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2011 and 2010 and the valuation techniques used by the Corporation to determine those fair values.

Assets and liabilities, (in thousands) measured at fair value on a recurring basis for the periods shown:

	Quoted Prices in	Significant	Significant
	Active Markets	Observable	Unobservable
	For Identical	Inputs	Inputs
December 31, 2011	Assets (Level 1)	(Level 2)	(Level 3)	Balance
Assets
U.S. Government and federal agencies	$—	$4,066	$—	$4,066
State and political subdivisions	—	14,372	—	14,372
Mortgage-backed securities	—	6,414	—	6,414
Total Assets	$—	$24,852	$—	$24,852

Liabilities	$—	$—	$—	$—

December 31, 2010
Assets
U.S. Government and federal agencies	$—	$9,065	$—	$9,065
State and political subdivisions	—	16,069	—	16,069
Mortgage-backed securities	—	8,709	—	8,709
Total Assets	$—	$33,843	$—	$33,843

Liabilities	$—	$—	$—	$—

Securities characterized as having Level 2 inputs generally consist of obligations of U.S. Government and federal agencies, government-sponsored organizations and obligations of state and political subdivisions. There were no transfers in or out of Levels 1 and 2 for the year ended December 31, 2011.

The Corporation also has assets that, under certain conditions, are subject to measurement at fair value on a non-recurring basis. At December 31, 2011, such assets consist primarily of impaired loans. The Corporation has estimated the fair values of these assets using Level 3 inputs, specifically, discounted present value of cash flow projections.

The following table presents financial assets and liabilities measured on a nonrecurring basis:

	Fair Value Measurements at Reporting Date Using

	Balance at
(In thousands)	December 31,	Level 1	Level 2	Level 3
2011
Impaired loans	$7,400	$—	$—	$7,400
Real estate acquired through foreclosure	—	—	—	—

2010
Impaired loans	$1,864	$—	$—	$1,864
Real estate acquired through foreclosure	20	—	—	20

A loan is considered impaired when, based on current information and events it is probable the Corporation will be unable to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans are subject to nonrecurring fair value adjustments to reflect (1) partial write downs that are based on the observable market price or current appraised value of the collateral, or (2) the full charge-off of the loan carrying value. The Corporation establishes the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals).

Other real estate owned ("OREO") acquired through or instead of loan foreclosure is initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Management considers third party appraisals as well as independent fair market value assessments from realtors or persons involved in selling OREO when determining the fair value of particular properties. Accordingly, the valuations of OREO and other repossessed assets are subject to significant judgment. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense. Additionally, any operating costs incurred after acquisition are also expensed.

The estimated year-end fair values of financial instruments (in thousands) were as follows:

	December 31, 2011		December 31, 2010
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
Financial assets
Cash equivalents and federal funds sold	$10,723	$10,723	$22,080	$22,080
Securities available for sale	24,852	24,852	33,843	33,843
Other investment securities	2,259	2,259	2,260	2,260
Loans, net of allowance for loan loss	231,094	224,230	227,460	225,298
Accrued interest receivable	1,275	1,275	1,288	1,288

Financial liabilities
Demand and savings deposits	$(160,626)	$(160,626)	$(151,336)	$(151,336)
Time deposits	(98,502)	(97,712)	(125,908)	(125,532)
Accrued interest payable	(106)	(106)	(192)	(192)

The following section describes the valuation methodologies used by management to measure financial assets and liabilities at fair value. Where appropriate, the description includes information about the valuation models and key inputs to those models.

•	Cash equivalents and federal funds sold - The carrying value of cash, amounts due from banks and federal funds sold assumed to approximate fair value.
•	Investment securities – Fair value is based on quoted market prices in active markets for identical assets or similar assets in active markets. If quoted market prices are not available, with the assistance of an independent pricing service, management’s fair value measurements consider observable data which may include market maker bids, quotes and pricing models. Inputs to the pricing models include recent trades, benchmark interest rates, spreads and actual and projected cash flows.
•	Loans – The loan portfolio includes adjustable and fixed-rate loans, the fair value of which is estimated using discounted cash flow analyses. To calculate discounted cash flows, the loans are aggregated into pools of similar types and expected repayment terms. The expected cash flows of loans considered historical prepayment experiences and estimated credit losses for non-performing loans and were discounted using current rates offered to borrowers of similar credit characteristics. Fair values for impaired loans are estimated using discounted cash flow analyses or underlying collateral values, where applicable.
•	Accrued interest receivable – The fair value approximates the carrying value.
•	Demand and savings deposits – The fair value is equal to the amount payable on demand at the reporting date.
•	Time deposits – The fair value for fixed-rate time deposits is estimated using a discounted cash flow calculation that applies interest rates currently being offered for time deposits with similar terms and remaining maturities.
•	Accrued interest payable – The fair value approximates the carrying value.